Apr. 24, 2021
AMG TimesSquare Global Small Cap Fund
AMG TimesSquare Global Small Cap Fund
Investment Objective
The AMG TimesSquare Global Small Cap Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small market capitalization companies (“small cap companies”). Under normal circumstances, the Fund will invest at least 35% of its net assets in investments economically tied to countries other than the U.S., or, if in the view of TimesSquare Capital Management, LLC, the subadviser to the Fund (“TimesSquare” or the “Subadviser”), market conditions are not favorable, at least 30% of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. The Fund considers a company to be non-U.S. issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund primarily invests in U.S. and non-U.S. small cap companies, allocating investments across different countries and regions. TimesSquare considers small cap companies to be those with market capitalizations at the time of purchase within the range of capitalizations of companies in the MSCI World Small Cap Index. As of March 1, 2021, the date of the latest rebalance of the MSCI World Small Cap Index, the range of market capitalizations was $49.5 million to $19.61 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s small market capitalization range. Because of this, the Fund may have less than 80% of its net assets in securities of small cap companies at any given time. The Fund may invest in securities of issuers located in emerging markets countries. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies and exchange-traded funds. TimesSquare uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. TimesSquare also applies a macro overlay to monitor and mitigate country risks through active management. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles: • Revenue growth and profitability should drive equity returns over the long term. • Early-stage and traditional growth companies should provide the greatest opportunity. • Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark. • A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak, or in response to events that affect particular industries or companies. Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility. Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies. Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits. Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties. Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss. Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result. Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country. Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund's portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/20 (Class N)
Best Quarter: 23.87% (2nd Quarter 2020) Worst Quarter: -28.51% (1st Quarter 2020)
Average Annual Total Returns as of 12/31/20
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who holdtheir Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.